Long-term investments	12 Months Ended
Dec. 31, 2024
Investments, Debt and Equity Securities [Abstract]
Long-term investments
8. Long-term investments:

	December 31,
	2024	2023
HPDI Technology LP (a)	$25,494	$—
HPDI Technology AB (a)	11,225	—
Weichai Westport Inc. (b)	—	1,411
Minda Westport Technologies Limited (c)	2,866	3,234
Other equity accounted investees	147	147
	$39,732	$4,792
(a)     HPDI Technology ("Cespira"):

The Company entered into a joint venture agreement with Volvo Group ("Volvo") and contributed certain net assets of its former HPDI business to a newly formed joint venture ("Cespira" formerly the "HPDI Joint Venture"), consisting of two legal entities, HPDI Technology LP and HPDI Technology AB, in which the Company retained a 55% non-controlling interest. Volvo acquired the remaining 45% interest in Cespira for cash consideration of $27,328. Cespira is jointly controlled by both parties. The Company's former HPDI business continues to operate through the joint venture. The Company made an initial capital contribution of $9,900 in Cespira to fund its operations. For the year ended December 31, 2024, the Company recognized its share of Cespira’s losses of $6,715, as a loss from investments accounted for by the equity method.

The Company acknowledges that during the initial phase of Cespira's business plan, it may require additional funding from its owners from time to time. If either owner is unable to fund Cespira when funding is requested in accordance with the joint venture agreement, a convertible loan may be extended from the other owner to fund all or a part of the funding requested. The convertible loan may settle in ownership interest in Cespira in the event that the borrowing party is unable to fulfill the repayment terms.

The carrying amount and maximum exposure to losses relating to Cespira were as follows:

	Balance at December 31, 2024
	Carrying amount	Maximum exposure to loss
Equity method investment in Cespira	$36,719	$36,719
Accounts receivable due from Cespira	4,973	4,973
8. Long-term investments (continued):
Combined assets, liabilities, revenue and expenses of Cespira, are as follows:

December 31,
2024
Current assets:
Cash and cash equivalents	$10,305
Accounts receivable	21,000
Inventory	7,414
Prepaids	1,471
40,190
Property, plant and equipment	40,901
Intangible assets	7,087
Goodwill	563
Total assets	$88,742
Current liabilities:
Accounts payable	$16,527
Current portion of provisions	2,128
Other current liabilities	1,910
20,565
Long-term portion of provisions	532
Other long-term liabilities	569
Total liabilities	$21,666
Net assets	$67,075

Period from June 3 to December 31, 2024

Product revenue	$32,919
Service revenue	10,166
Total revenue	43,085
Cost of revenue and expenses:
Cost of revenue	42,634
Research and development	4,715
General and administrative	5,555
Sales and marketing	973
Depreciation and amortization	1,720
Foreign exchange gain	(421)
55,176
Loss from operations	(12,091)
Interest income, net of bank charges	202
Loss before income taxes	(11,889)
Income tax expense	342
Net loss	$(12,231)
8. Long-term investments (continued):

(b)    Weichai Westport Inc. ("WWI"):

The Company, indirectly through its wholly-owned subsidiary, Westport Innovations (Hong Kong) Limited (“Westport HK”), was the registered holder of a 23.33% equity interest in Weichai Westport Inc. ("WWI"). In April 2016, the Company sold to Cartesian Capital Group (“Cartesian”) a derivative economic interest granting it the right to receive an amount of future income received by Westport HK from WWI equivalent to having an 18.78% equity interest in WWI and concurrently granted a Cartesian entity an option to acquire all of the equity securities of Westport HK for a nominal amount. The Company retained the right to transfer any equity interest held by Westport HK in WWI that was in excess of an 18.78% interest in the event that such option was exercised. As a result of such transactions, the Company’s residual 23.33% equity interest in WWI currently corresponds to an economic interest in WWI equivalent to 4.55%.

On July 8, 2024, the Company sold its remaining interest in WWI to Weichai Holding Group Co. Ltd ("Weichai") for net proceeds of $1,124 and recognized a loss on sale of investment of $352. This sale was pursuant to an equity transfer agreement signed with WWI in December 2023. The Company previously recognized a related impairment loss of $413 for the year ended December 31, 2023.

(c)    Minda Westport Technologies Limited ("MWTL"):

The Company, indirectly through its wholly owned subsidiary, Westport Fuel Systems Italia S.R.L., was the registered holder of a 50% equity interest in MWTL. In September 2023, the Company entered into an amended and restated joint venture agreement with Uno Minda Limited ("Minda").

On April 18, 2024, the Company completed a share purchase agreement with Uno Minda Limited ("Minda") and sold 26% of MWTL's shares to Minda for net proceeds of $1,542. As at December 31, 2024, the Company has assessed the carrying amount to be equal to the fair value of the investment.

For the year ended December 31, 2024, the Company recognized its share of MWTL's earnings of $1,313 (2023 - $780) as income from investments accounted for by the equity method and received a dividend of $297.